RELATED PARTY TRANSACTIONS - Income Statement (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenues
Power purchase and revenue agreements	$ 10	$ 4	$ 16	$ 28
Other income
Interest and other investment income	51	9	64	19
Distribution income	0	19	0	19
Other income, net	51	28	64	38
Direct operating costs
Energy purchases	(7)	(8)	(15)	(17)
Energy marketing fee & other services	(5)	(7)	(9)	(13)
Total related party direct operating costs	(12)	(15)	(24)	(30)
Interest expense
Borrowings and distributions	(20)	(117)	(56)	(247)
Other
Related party services expense	(1)	(2)	(2)	(3)
Management service costs	(45)	(26)	(91)	(49)
Interest expense	20	117	56	247
BEPC exchangeable shares outstanding (units)
Interest expense
Borrowings and distributions	(4)	(4)	(4)	(8)
Other
Interest expense	4	4	4	8
Class A.2 Exchangeable Shares
Interest expense
Borrowings and distributions	(14)	(13)	(14)	(26)
Other
Interest expense	14	13	14	26
BRHC class C shares outstanding (units)
Interest expense
Borrowings and distributions	0	(66)	0	(161)
Other
Interest expense	$ 0	$ 66	$ 0	$ 161